SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Credit Loss [Abstract]
Balance at beginning of the years/period	$ 7,000	$ 54,600	$ 54,600
Additions
Balance at end of the years/period	$ 7,000	$ 54,600	$ 54,600